Inventories (Tables)	3 Months Ended	12 Months Ended
	Oct. 31, 2013	Jul. 31, 2013
Inventories
Inventories consist of the following (in thousands):

	October 31,	July 31,
	2013	2013
Raw materials and purchased components	$665	$791
Work in process	282	749
Finished goods	3,616	4,029
Total	4,563	5,569
Obsolescence reserve	(494)	(543)
Inventories	$4,069	$5,026

Inventories consist of the following as of July 31, 2013 and 2012 (in thousands):

	2013	2012

Raw materials and purchased components	$791	$1,151
Work in process	749	894
Finished goods	4,029	5,355
Total	5,569	7,400
Inventory obsolescence reserve	(543)	(2,139)
Total inventories	$5,026	$5,261

Cortelco Systems Holding Corp [Member]
Inventories
Inventories consist of the following (in thousands):

	October 31,	July 31,
	2013	2013

Raw materials and purchased components	$665	$791
Work in process	282	749
Finished goods	3,478	3,905
Total	4,425	5,445
Obsolescence reserve	(494)	(543)
Inventories	$3,931	$4,902

Inventories consist of the following as of July 31, 2013 and 2012 (in thousands):

	2013	2012

Raw materials and purchased components	$791	$1,151
Work in process	749	894
Finished goods	3,905	3,214
Total	5,445	5,259
Inventory obsolescence reserve	(543)	(541)
Total inventories	$4,902	$4,718